Average Annual Total Returns - Retail Class - Transamerica Intermediate Muni	A 1 Year	A 5 Years	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	C 1 Year	C 5 Years	C Since Inception	C Inception Date	I 1 Year	I 5 Years	I Since Inception	I Inception Date	Bloomberg Barclays Muni Managed Money Intermediate Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Muni Managed Money Intermediate Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Muni Managed Money Intermediate Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	1.01%	2.87%	4.38%	Oct. 31, 2012	0.06%	2.61%	4.12%	0.58%	2.48%	3.72%	2.80%	2.91%	4.17%	Oct. 31, 2012	4.50%	3.64%	4.91%	Oct. 31, 2012	5.70%	3.69%	3.29%